Financial asset measured at FVTPL	6 Months Ended
Jun. 30, 2022
Financial asset measured at FVTPL
Financial asset measured at FVTPL
8.	Financial asset measured at FVTPL

During the six months ended June 30, 2022, concurrent to the acquisition of Holigen (refer to note 4 above), the Company subscribed for, and purchased 14,285,714 ordinary shares of The Flowr Corporation (TSX-V: FLWR) by way of a private placement for a consideration of approximately $801,160 (CDN$ 1,000,000). The subscription for the 14,285,714 ordinary shares of the Flowr Corporation was a closing deliverable requirement in terms of the sale and purchase agreement between the Company and the Flowr Corporation with respect to the acquisition of Holigen. Set out below is a reconciliation of the movement of the Company’s investment during the six months ended June 30, 2022:

Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(472,311)
Movement in exchange rate	8,296
Balance, June 30, 2022 (*)	$337,145

(*) – Reflects closing price of CAD$0.03 on June 30, 2022.